RELATED PARTY TRANSACTIONS, Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Abstract]
Amounts due to related parties	$ 415	$ 74,738
Tencent [Member]
Related Party Transaction [Abstract]
Royalty fee and license fee to	99,628	139,930	$ 110,686
Services provided by	9,794	24,981	$ 23,352
Amounts due to related parties	$ 0	$ 73,244